Document And Entity Information	9 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Entity Central Index Key	0001490161
Entity Registrant Name	Sow Good Inc.
Amendment Flag	false
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2023
Document Type	S-1
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	27-2345075
Entity Address, Address Line One	1440 N. Union Bower Rd
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75061
City Area Code	214
Local Phone Number	623-6055
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false